Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Timing and Stock Option Exercise Prices
Historically, we have made annual equity awards to NEOs and other employees during the first quarter of the year in connection with annual executive compensation decisions. In accordance with the terms of our equity plans, the grant date of these awards is the date the HR Committee approves the grant, which usually occurs at a meeting scheduled more than one year in advance.
We may occasionally grant equity awards to newly hired employees, employees who have been promoted, or for special recognition, retention or other purposes outside of the annual grant process. For equity grants awarded outside of the annual grant cycle, the grant date generally is the first or 15th day of the month following hire or approval (or, if such date is not a trading day, the following date that is a trading day). The exercise price for all stock options generally equals (and will be no less than) the NYSE closing price per share of our common stock on the date of grant or on the immediately preceding trading day if the date of grant is not a trading day. No stock options were granted during 2024.
HR Committee approval is required in all cases where the recipient of an equity grant is a NEO or other senior officer. The HR Committee did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation in 2024.

Award Timing Method	We may occasionally grant equity awards to newly hired employees, employees who have been promoted, or for special recognition, retention or other purposes outside of the annual grant process. For equity grants awarded outside of the annual grant cycle, the grant date generally is the first or 15th day of the month following hire or approval (or, if such date is not a trading day, the following date that is a trading day). The exercise price for all stock options generally equals (and will be no less than) the NYSE closing price per share of our common stock on the date of grant or on the immediately preceding trading day if the date of grant is not a trading day. No stock options were granted during 2024.
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	true